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                                     ANCHOR
                                 INTERNATIONAL
                                      BOND
                                     TRUST




                      ===================================

                               SEMI-ANNUAL REPORT

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                                  JUNE 30, 2003
                                   (UNAUDITED)


                      ===================================

                         ANCHOR INTERNATIONAL BOND TRUST


               --------------------------------------------------
        Comparison of the Change in Value of a $10,000 Investment in the Anchor International Bond Trust and the Solomon Brothers World Govt. Bond Index




                                [OBJECT OMITTED]



   ------------------------------------------------------------------------

                         Anchor International Bond Trust
                           Average Annual Total Return

   ========================================================================

                 Six Months *     1 Year     5 Year     10 Year

                    0.18%         0.00%      (4.17%)    (1.26%)


   ========================================================================

    * Not annualized for the period from December 31, 2002 to June 30, 2003.

    The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions.

   ------------------------------------------------------------------------

                         ANCHOR INTERNATIONAL BOND TRUST


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

                                   (Unaudited)


Assets:
Cash ...(see Schedule of Investments, Notes 1, 2 & 5)   $     2,550
Receivables..........................................        10,960
                                                        -----------
    Total assets.....................................        13,510
                                                        -----------

Liabilities:
Accrued expenses and other liabilities (Note 3 ).....             1
                                                        -----------
    Total liabilities................................             1
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
 value,amount paid in on 2,422 shares outstanding)
 (Note 1)...........................................      2,299,572
Distributable earnings (Notes 1 & 4).................    (2,286,063)
                                                        -----------
    Net assets (equivalent to $5.58 per share, based on
     2,422 capital shares outstanding)...............   $    13,509
                                                        ===========



   The accompanying notes are an integral part of these financial statements.

                         ANCHOR INTERNATIONAL BOND TRUST


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2003

                                   (Unaudited)


Income:
 Interest............................................   $         7
                                                        -----------
    Total income.....................................             7

Expenses:
 Miscellaneous expenses..............................             0
                                                        -----------
    Total expenses...................................             0
                                                        -----------
Net investment income................................             7
                                                        -----------
Realized and unrealized gain (loss) on investments:
  Realized gain  (loss) on investments-net...........            --
  Increase (decrease) in net unrealized appreciation
   in investments....................................            --
                                                        -----------
    Net gain (loss) on investments...................            --
                                                        -----------
Net increase in net assets resulting from operations.    $        7
                                                        ===========



   The accompanying notes are an integral part of these financial statements.

                         ANCHOR INTERNATIONAL BOND TRUST


                       STATEMENTS OF CHANGES IN NET ASSETS


                                          Six Months
                                             Ended        Year Ended
                                           June 30,        December
                                             2003          31, 2002
                                         ---------------------------
From operations:
 Net investment income (loss)............ $        7            (4)
 Realized loss on investments, net.......         --            --
 Decrease (increase) in net unrealized
  appreciation in investments............         --            --
                                          ------------  ------------
    Net increase (decrease) in net assets
     resulting from operations...........          7            (4)
                                          ------------  ------------
Distributions to shareholders:
 From net investment income .............         --            --
 From net realized gain on investments...         --            --
                                          ------------  ------------
    Total distributions to shareholders..         --            --
                                          ------------  ------------
From capital share transactions:

                         Number of Shares
                          2003      2002
                       --------- ---------
Proceeds from sale of
  shares..............      --        --          --            --
Shares issued to
 shareholders in
 distributions
 reinvested............     --        --          --            --
Cost of shares
 redeemed..............      0      (875)         (2)       (4,891)
                       --------- ---------  ---------   -----------
Decrease in net assets
 resulting from
 capital share
 transactions..........  --         (875)         (2)       (4,891)
                       ========= =========  ---------   -----------

Net increase (decrease) in net assets....          5       (4,895)
Net assets:
  Beginning of period....................     13,504        18,399
                                          ------------  ------------
  End of period (including undistributed
   net investment income of $237,576 and
   $237,569,respectively)................  $  13,509     $  13,504
                                          ============  ============


   The accompanying notes are an integral part of these financial statements.

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                         ANCHOR INTERNATIONAL BOND TRUST


                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

                    Six Months
                      Ended            Year Ended December 31,
                   June 30,2003
                   (Unaudited)     2002     2001     2000      1999
                   --------------------------------------------------

Investment income.....  $0.02   $(331.33)$(970.63) $(274.76)$(140.99)
Expenses, net.........   0.00    (357.34) (992.91)  (353.01) (112.55)
                      ------------------------------------------------
Net investment income.   0.02     26.01    22.28     78.25   (28.44)
Net realized and
unrealized
 gain (loss) on
investments...........  (0.01)   (26.02)  (22.31)   (79.25)   27.44
Distributions to
shareholders:
  From net investment
   income.............   --        --       --        --       --
  From net realized
   gain
   on  investments....   --        --       --        --       --
                      ------------------------------------------------
Net increase
(decrease)
 in net asset value...   0.01     (0.01)   (0.03)    (1.00)   (1.00)
Net asset value:
 Beginning of period..   5.57      5.58     5.61      6.61     7.61
                      ------------------------------------------------
 End of period........  $5.58     $5.57    $5.58     $5.61    $6.61
                      ================================================

Total Return..........   0.18%    (0.18%)  (0.53%)  (15.13%) (13.14%)
Ratio of expenses to
 average net assets...   0.00%     0.31%    2.95%     8.04%    2.20%
Ratio of net
 investment in-
 come to average net
assets................   0.10%    (0.02%)  (0.07%)   (1.78%)   0.56%
Average commission
rate paid.............    --        --       --        --       --
Number of shares out-
 standing at end of
period................   2,422    2,423     3,298    4,774    19,986



   The accompanying notes are an integral part of these financial statements.

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                         ANCHOR INTERNATIONAL BOND TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003

                                   (Unaudited)
                                                           Value
 Quantity                                                (Note 1)


 CASH & OTHER ASSETS, LESS LIABILITIES - 100.00%.........$    13,509
                                                         -----------

          Total Net Assets...............................$    13,509
                                                         ===========













   The accompanying notes are an integral part of these financial statements.

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                         ANCHOR INTERNATIONAL BOND TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003

                                   (Unaudited)


1. Significant accounting policies:
   Anchor International Bond Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   At a meeting of the Board of Trustees on December 18, 2000, after discussions with the Trust's investment adviser, independent accountant, counsel and administrator, the Board determined that the continued operation of the Trust was not economically feasible under its current structure. After careful consideration of various alternatives, the full Board concluded that the conversion of the Trust to an income fund managed by F. L. Putnam Investment Management Company was the alternative that was in the best interests of the shareholders of the Trust. The Board then unanimously approved the plan to convert the Trust to an income fund and directed that it be submitted to the Trust's shareholders for consideration.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, securities traded in the foreign over-the-counter market are valued at the closing bid price of the European markets; other investment securities traded on a national securities exchange are valued at the last sales price as of 12:00 noon, or, if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon. Temporary cash investments are stated at cost, which approximates market value.
    Interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.

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                         ANCHOR INTERNATIONAL BOND TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                   (Continued)

    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, there were no permanent differences. No reclassification was necessary.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Foreign Currency-- Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
     A. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.
     B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred).
    The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At June 30, 2003, the Trust held no investments. As a result, there was no aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost. There was no aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value. Net unrealized depreciation in investments at June 30, 2003 was $0.
3. Investment advisory service agreements:
   At meetings of the Board of Trustees on December 13, 2001, and December 6, 2002, the Trustees voted to approve an interim investment advisory contract between the Trust and F.L. Putnam Investment Management Company (the new "investment adviser"). The interim investment advisory contract is identical to the previous contract and provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets.

                         ANCHOR INTERNATIONAL BOND TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                   (Continued)


   At June 30, 2003, investment advisory fees of $0 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David W.C. Putnam, a Trustee of the Trust, is a Director of the Investment Adviser.
4. Certain transactions:
   Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Wincanton Partners (formerly Meeschaert & Co., Inc.), the Trust's distributor, received no brokerage commissions during the six months ended June 30, 2003.
   As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

      Accumulated undistributed net investment
       income.................................... $   237,576
      Accumulated realized loss from securities
       transactions..............................  (2,523,639)
                                                  -------------
                                                  $(2,286,063)
                                                  =============
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2003 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
    such securities.............................. $         0
      Other investments..........................           0
                                                  -------------
                                                  $         0
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
    such securities.............................. $         0
      Other investments..........................           0
                                                  -------------
                                                  $         0
                                                  =============




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                         ANCHOR INTERNATIONAL BOND TRUST


                              OFFICERS AND TRUSTEES



ERNIE BUTLER                                 Trustee
President, I.E. Butler Securities

SPENCER H. LE MENAGER                        Trustee
President, Equity Inc.

DAVID W.C. PUTNAM                            Chairman
President, F.L. Putnam                       and Trustee
Securities Company, Incorporated

J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer

DAVID Y. WILLIAMS                            President, Secretary
President and Director, Wincanton            and Trustee
Partners,
President and Director, Anchor Investment
Management Corporation




                                       11
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                         ANCHOR INTERNATIONAL BOND TRUST



                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
               20 Williams Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   DISTRIBUTOR
                               Wincanton Partners
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services,Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219




This report is submitted for the general information of shareholders of the Anchor International Bond Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Trust. The Prospectus includes more complete information about management fees and expenses. Please read the Prospectus carefully.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.



                                       12
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          Information with respect to Disclosure Controls and Procedures

The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 30, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is recorded, processed, summarized and reported within the time periods specified in the Security & Exchange Commission rules and forms, including, without limitation, that such controls and procedures are designed to ensure that such information is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to
the date of the most recent  evaluation, including   that  there has  been no
corrective actions with regard to significant deficiencies and material weaknesses.





                                       13
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